UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1633 Broadway, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2013 (unaudited)

Principal Amount (000s)		Value*
MORTGAGE-BACKED SECURITIES - 28.6%
	Banc of America Alternative Loan Trust, CMO,
$7,462	5.50%, 7/25/33	$7,698,474
8,899	5.50%, 10/25/33	9,106,844
272	6.00%, 1/25/36	214,027
	Banc of America Funding Trust, CMO,
72	5.309%, 1/20/47 (j)	57,489
11,014	6.00%, 8/25/37	9,526,299
	BCAP LLC Trust, CMO (a)(c)(j),
955	2.915%, 5/26/36	31,711
2,500	5.514%, 3/26/37	663,694
2,078	9.187%, 5/26/37	319,778
6,077	14.858%, 9/26/36 (b)(h) (acquisition cost - $4,861,405; purchased 9/4/13)	4,969,404
697	15.174%, 6/26/36	167,381
1,979	Bear Stearns Adjustable Rate Mortgage Trust, 2.66%, 10/25/34, CMO (j)	1,786,403
	Bear Stearns ALT-A Trust, CMO (j),
567	2.61%, 11/25/36	382,021
1,658	2.925%, 9/25/35	1,312,041
	Chase Mortgage Finance Trust, CMO,
21	2.823%, 12/25/35 (j)	18,779
113	5.50%, 5/25/36	108,486
	Citicorp Mortgage Securities Trust, CMO,
333	5.50%, 4/25/37	334,061
3,273	6.00%, 9/25/37	3,364,781
	Countrywide Alternative Loan Trust, CMO,
705	5.50%, 3/25/35	626,774
1,749	5.50%, 1/25/36	1,531,405
253	5.50%, 3/25/36	197,164
908	5.75%, 1/25/35	862,391
1,023	5.75%, 2/25/35	965,894
1,544	5.75%, 12/25/36	1,211,702
3,658	5.763%, 4/25/36 (j)	2,652,631
837	6.00%, 2/25/35	847,645
1,103	6.00%, 4/25/36	916,442
5,495	6.00%, 5/25/36	4,252,911
3,730	6.00%, 4/25/37	2,892,909
4,848	6.00%, 5/25/37	3,901,282
2,173	6.00%, 8/25/37	1,456,898
1,700	6.25%, 11/25/36	1,463,877
1,123	6.25%, 12/25/36 (j)	910,307
971	6.50%, 8/25/36	672,636
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
1,537	5.75%, 3/25/37	1,362,058
1,025	6.00%, 5/25/36	939,968
1,190	6.00%, 2/25/37	1,061,549
5,664	6.00%, 9/25/37	5,352,455
1,802	6.25%, 9/25/36	1,571,335
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
475	5.75%, 4/25/36	409,826
3,049	5.863%, 2/25/37 (j)	1,797,436
2,738	6.75%, 8/25/36	2,068,555
	First Horizon Alternative Mortgage Securities Trust, CMO,
1,727	6.00%, 5/25/36	1,499,330
2,862	6.00%, 8/25/36	2,511,766
	First Horizon Mortgage Pass-Through Trust, CMO (j),
149	2.616%, 5/25/37	121,020
2,150	2.625%, 11/25/35	1,658,350
4,469	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37, CMO	2,824,237
	JPMorgan Alternative Loan Trust, CMO,
3,778	2.697%, 5/25/36 (j)	2,896,851
4,371	2.756%, 3/25/36 (j)	3,380,653
2,498	5.202%, 3/25/37 (j)	1,847,628
2,500	6.31%, 8/25/36	1,839,453
	JPMorgan Mortgage Trust, CMO,
1,113	2.805%, 2/25/36 (j)	962,085
812	5.081%, 10/25/35 (j)	806,284
1,370	5.50%, 4/25/36	1,358,387
203	5.75%, 1/25/36	185,953
528	6.00%, 8/25/37	461,957
207	6.50%, 9/25/35	201,813
	Lehman Mortgage Trust, CMO,
1,815	6.00%, 7/25/36	1,395,832
3,300	6.00%, 7/25/37	2,835,078
6,308	6.50%, 9/25/37	5,221,552

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$1,216	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	$1,065,305
3,253	Merrill Lynch Mortgage Investors Trust, 3.019%, 3/25/36, CMO (j)	2,304,487
5,310	Morgan Stanley Mortgage Loan Trust, 5.023%, 5/25/36, CMO (j)	4,104,431
8,548	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36, CMO (j)	5,833,887
43	Nomura Asset Acceptance Corp. Alternative Loan Trust, 4.976%, 5/25/35, CMO	40,433
	Residential Accredit Loans, Inc., CMO,
2,651	3.65%, 12/26/34 (j)	2,206,865
8,222	5.75%, 1/25/34	8,483,009
2,281	6.00%, 6/25/36	1,804,691
776	6.00%, 8/25/36	610,913
1,595	6.00%, 12/25/36	1,235,583
	Residential Asset Securitization Trust, CMO,
2,301	5.75%, 2/25/36	1,890,783
1,280	6.00%, 2/25/36	1,019,942
887	6.00%, 9/25/36	565,945
2,800	6.00%, 3/25/37	2,193,792
3,759	6.00%, 5/25/37	3,286,160
2,434	6.00%, 7/25/37	1,934,488
4,047	6.25%, 9/25/37	2,906,775
	Residential Funding Mortgage Securities I, CMO,
4,600	3.482%, 9/25/35 (j)	4,161,350
3,547	3.785%, 8/25/36 (j)	3,006,701
1,810	6.25%, 8/25/36	1,666,030
	Structured Adjustable Rate Mortgage Loan Trust, CMO (j),
5,514	4.697%, 11/25/36	4,491,586
5,230	5.13%, 5/25/36	4,429,360
4,564	5.161%, 1/25/36	3,597,846
1,700	5.391%, 7/25/36	1,547,355
717	Suntrust Adjustable Rate Mortgage Loan Trust, 5.575%, 2/25/37, CMO (j)	601,119
23,307	WaMu Commercial Mortgage Securities Trust, 5.804%, 3/23/45, CMO (a)(c)(j)	24,156,439
	WaMu Mortgage Pass-Through Certificates, CMO (j),
1,523	4.781%, 2/25/37	1,419,523
2,488	4.816%, 7/25/37	2,374,631
3,422	4.858%, 5/25/37	3,286,791
2,116	6.085%, 10/25/36	1,777,659
86	Washington Mutual Mortgage Pass-Through Certificates, 6.00%, 6/25/37, CMO	70,991
1,752	Wells Fargo Alternative Loan Trust, 6.00%, 7/25/37, CMO	1,635,636
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
2,809	2.614%, 7/25/36 (j)	2,699,606
1,370	2.616%, 8/25/36 (j)	1,293,502
822	2.685%, 7/25/36 (j)	748,734
392	2.707%, 4/25/36 (j)	380,350
1,028	5.75%, 3/25/37	955,919
Total Mortgage-Backed Securities (cost-$207,420,523)		217,784,569

CORPORATE BONDS & NOTES - 27.1%
Airlines - 2.3%
	American Airlines Pass-Through Trust (d),
7,362	9.73%, 9/29/14	8,098,124
3,834	10.18%, 1/2/13	6,709,487
2,563	United Air Lines Pass-Through Trust, 10.40%, 5/1/18	2,896,106
		17,703,717
Auto Manufacturers - 0.4%
3,000	Ford Motor Co., 7.70%, 5/15/97	3,315,393

Banking - 8.2%
	Ally Financial, Inc.,
585	6.00%, 12/15/13	585,000
500	6.25%, 12/15/18	500,000
45	6.50%, 12/15/18 - 5/15/19	45,021
100	6.60%, 6/15/19	100,000
781	6.70%, 5/15/14 - 12/15/19	781,335
1,718	6.75%, 6/15/14 - 5/15/19	1,719,952
135	6.95%, 6/15/17	135,000
5,580	7.00%, 11/15/16 - 11/15/24	5,585,460
55	7.25%, 6/15/16	55,000
1,000	8.30%, 2/12/15	1,086,250
1,700	Citigroup, Inc., 6.125%, 8/25/36	1,794,738
	LBG Capital No. 1 PLC,
€500	7.375%, 3/12/20	721,202
£300	7.588%, 5/12/20	509,881
10,200	7.867%, 12/17/19	17,376,839
1,000	7.869%, 8/25/20	1,714,835
4,700	11.04%, 3/19/20	8,757,565
	LBG Capital No. 2 PLC,
€8,900	8.875%, 2/7/20	13,360,036
£300	12.75%, 8/10/20	572,413

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
€1,100	15.00%, 12/21/19	$2,225,351
$5,000	Wachovia Capital Trust III, 5.57%, 12/2/13 (f)	4,700,000
		62,325,878
Diversified Financial Services - 12.2%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67 (converts to FRN on 1/15/17) (a)(c)	1,539,000
10,257	Farm Credit Bank of Texas, 7.561%, 12/15/13 (f)	10,282,642
37,300	General Electric Capital Corp., 6.375%, 11/15/67 (converts to FRN on 11/15/17)	40,610,375
5,142	GSPA Monetization Trust, 6.422%, 10/9/29 (a)(b)(c)(h) (acquisition cost - $5,080,681; purchased 9/23/13)	5,103,819
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65 (converts to FRN on 12/21/15) (a)(c)	10,285,000
24,240	SLM Corp., 5.50%, 1/15/19	25,200,171
		93,021,007
Electric Utilities - 0.3%
2,351	Bruce Mansfield Unit, 6.85%, 6/1/34	2,492,558
2,300	Dynegy Roseton LLC / Dynegy Danskammer LLC Pass-Through Trust, 7.67%, 11/8/16, Ser. B (b)(d)(e)	57,171
		2,549,729
Insurance - 0.2%
1,400	American International Group, Inc., 8.175%, 5/15/68 (converts to FRN on 5/15/38)	1,732,500

Mining - 2.5%
18,700	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (a)(b)(c)(h) (acquisition cost - $18,302,251; purchased 10/10/13)	18,836,286

Oil & Gas - 0.5%
3,400	Anadarko Petroleum Corp., 7.00%, 11/15/27	3,614,938

Telecommunications - 0.5%
3,400	Qwest Corp., 7.20%, 11/10/26	3,427,401
Total Corporate Bonds & Notes (cost-$186,418,117)		206,526,849

MUNICIPAL BONDS - 13.7%
California - 4.0%
1,650	City & Cnty. of San Francisco Redev. Agcy., Tax Allocation, 8.406%, 8/1/39	1,825,279
12,100	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	13,172,423
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,151,440
4,000	Long Beach Redev. Agcy., Tax Allocation, 8.11%, 8/1/30	4,175,800
1,200	Riverside Cnty. Economic Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,265,124
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	6,845,775
		30,435,841
Nebraska - 0.9%
6,500	Public Power Generation Agcy. Rev., 7.242%, 1/1/41	7,111,195

New Jersey - 0.0%
400	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	289,932

New York - 2.3%
20,000	Port Auth. of New York & New Jersey Rev., 4.458%, 10/1/62, Ser. 174	17,530,400

Ohio - 3.2%
27,300	State Univ. Rev., 4.80%, 6/1/11, Ser. A	24,130,743

Texas - 3.3%
21,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	24,768,430
Total Municipal Bonds (cost-$100,612,131)		104,266,541

U.S. GOVERNMENT AGENCY SECURITIES - 5.7%
	Fannie Mae, CMO, IO (b),
10,414	3.50%, 2/25/42 - 2/25/43	1,949,373
20,101	4.00%, 8/25/42	3,973,925
5,142	4.50%, 11/25/42	1,089,424
55,181	6.03%, 9/25/42 (j)	11,042,714
9,063	6.08%, 1/25/40 - 8/25/41 (j)	1,927,812
37,181	6.43%, 11/25/40 - 4/25/41 (j)	7,559,990
17,068	6.51%, 1/25/37 (j)	2,837,534
	Freddie Mac, CMO, IO (b),
3,981	3.00%, 2/15/33	546,754
13,474	3.50%, 12/15/32 - 1/15/43	2,212,314
4,897	5.826%, 8/15/42 (j)	1,146,490
36,872	6.476%, 2/15/41 (j)	7,009,643
	Ginnie Mae, CMO, IO (b),
8,234	3.50%, 1/20/42 - 3/20/43	1,313,855

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$4,627	4.00%, 3/20/42 - 10/20/42	$850,613
Total U.S. Government Agency Securities (cost-$42,316,420)		43,460,441

Shares
PREFERRED STOCK - 5.8%
Banking - 0.8%
248,000	Ally Financial, Inc., 7.30%, 11/8/13	6,269,440

Diversified Financial Services - 5.0%
260,000	Citigroup Capital XIII, 7.875%, 10/30/15 (i)	7,150,000
	Farm Credit Bank,
100,000	6.75%, 9/15/23 (a)(b)(c)(f)(h)(i) (acquisition cost - $10,000,000; purchased 7/16/13)	10,021,880
16,900	10.00%, 12/15/20, Ser. 1 (f)	20,612,719
		37,784,599
Total Preferred Stock (cost-$41,963,370)		44,054,039

Principal Amount (000s)
ASSET-BACKED SECURITIES - 2.5%
$2,043	Asset-Backed Funding Certificates, 0.39%, 5/25/37 (a)(c)(j)	1,843,574
457	Bear Stearns Asset-Backed Securities Trust, 6.50%, 10/25/36	387,942
1,987	Greenpoint Manufactured Housing, 8.14%, 3/20/30 (j)	2,044,498
	GSAA Home Equity Trust,
2,611	5.772%, 11/25/36 (j)	1,631,396
2,022	6.295%, 6/25/36	1,122,516
4,365	IndyMac Residential Asset-Backed Trust, 0.33%, 7/25/37 (j)	2,749,219
7,092	Lehman XS Trust, 6.006%, 6/24/46	5,608,535
940	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	950,323
380	Mid-State Trust IV, 8.33%, 4/1/30	398,460
1,632	Mid-State Trust VII, 6.34%, 10/15/36	1,730,082
1,185	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (j)	893,421
Total Asset-Backed Securities (cost-$18,857,856)		19,359,966

SOVEREIGN DEBT OBLIGATIONS - 0.4%
Spain - 0.4%
€2,500	Autonomous Community of Valencia Spain, 2.593%, 9/3/17 (j) (cost-$2,876,541)	3,126,690

SHORT-TERM INVESTMENTS - 16.2%
Repurchase Agreements - 15.5%
$26,000	Banc of America Securities LLC, dated 10/31/13, 0.13%, due 11/1/13, proceeds $26,000,094; collateralized by U.S. Treasury Bonds, 3.125% - 4.50%, due 8/15/39 - 11/15/41, valued at $26,847,479 including accrued interest	26,000,000
12,300	Barclays Capital, Inc., dated 10/31/13, 0.12%, due 11/1/13, proceeds $12,300,041; collateralized by U.S. Treasury Notes, 0.625%, due 11/30/17, valued at $12,537,419 including accrued interest	12,300,000
52,600	Credit Suisse Securities (USA) LLC, dated 10/31/13, 0.12%, due 11/1/13, proceeds $52,600,175; collateralized by U.S. Treasury Notes, 0.25%, due 9/15/15, valued at $53,828,522 including accrued interest	52,600,000
6,600	Deutsche Bank Securities, Inc., dated 10/31/13, 0.12%, due 11/1/13, proceeds $6,600,022; collateralized by U.S. Treasury Inflation Indexed Notes, 2.00%, due 1/15/14, valued at $6,733,218 including accrued interest	6,600,000
4,100	Goldman Sachs Group, Inc. (The), dated 10/31/13, 0.12%, due 11/1/13, proceeds $4,100,014; collateralized by Fannie Mae, 2.50%, due 12/1/27, valued at $4,233,534 including accrued interest	4,100,000
4,000	JPMorgan Securities, Inc., dated 10/31/13, 0.14%, due 11/1/13, proceeds $4,000,016; collateralized by Freddie Mac, 2.255%, due 12/5/22, valued at $4,085,400 including accrued interest	4,000,000
11,100	Morgan Stanley & Co., Inc., dated 10/31/13, 0.13%, due 11/1/13, proceeds $11,100,040; collateralized by U.S. Treasury Notes, 0.875%, due 12/31/16, valued at $11,318,944 including accrued interest	11,100,000
1,266	State Street Bank and Trust Co., dated 10/31/13, zero coupon, due 11/1/13, proceeds $1,266,000; collateralized by Fannie Mae, 2.20%, due 10/17/22, valued at $1,292,096 including accrued interest	1,266,000
Total Repurchase Agreements (cost-$117,966,000)		117,966,000

U.S. Treasury Obligations (g)(k)- 0.7%
5,264	U.S. Treasury Bills, 0.029%-0.101%, 1/2/14-10/16/14 (cost-$5,263,140)	5,263,326
Total Short-Term Investments (cost-$123,229,140)		123,229,326

Total Investments (cost-$723,694,098) (l)-100.0%		$761,808,421

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $77,937,966, representing 10.2% of total investments.

(b)	Illiquid.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Fair-Valued—Security with a value of $57,171, representing less than 0.05% of total investments.

(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(h)	Restricted. The aggregate acquisition cost of such securities is $38,244,337. The aggregate value is $38,931,389, representing 5.1% of total investments.

(i)	Dividend rate is fixed until the first call date and variable thereafter.

(j)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on October 31, 2013.

(k)	Rates reflect the effective yields at purchase date.

(l)

At October 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $724,003,130. Gross unrealized appreciation was $40,787,511; gross unrealized depreciation was $2,982,220; and net unrealized appreciation was $37,805,291. The difference between book and tax cost basis were attributable to the differing treatment of bond amortization/accretion.

(m)	Interest rate swap agreements outstanding at October 31, 2013:

OTC swap agreements:

	Notional		Rate Type			Upfront
Swap Counterparty	Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Premiums Paid (Received)	Unrealized Appreciation
Citigroup	$410,700	11/20/18	3-Month USD-LIBOR	2.05%	$3,929,072	$(746,497)	$4,675,569
Deutsche Bank	226,300	11/20/18	3-Month USD-LIBOR	2.05%	2,164,960	(400,164)	2,565,124
Goldman Sachs	200,000	11/20/18	3-Month USD-LIBOR	2.05%	888,394	230,962	657,432
Goldman Sachs	500,000	11/20/18	3-Month USD-LIBOR	2.05%	2,220,984	(1,721,240)	3,942,224
					$9,203,410	$(2,636,939)	$11,840,349

Centrally cleared swap agreements:

	Notional		Rate Type			Unrealized
Broker (Exchange)	Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Appreciation (Depreciation)
Goldman Sachs (CME)	$50,000	6/19/43	2.75%	3-Month USD-LIBOR	$7,816,562	$4,420,562
Goldman Sachs (CME)	16,400	12/18/43	3.50%	3-Month USD-LIBOR	394,767	(574,801)
					$8,211,329	$3,845,761

(n)	Forward foreign currency contracts outstanding at October 31, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value October 31, 2013	Unrealized Appreciation (Depreciation)
Purchased:
66,789,275 Brazilian Real settling 11/4/13	Barclays Bank	$30,322,925	$29,813,979	$(508,946)
20,865,146 Brazilian Real settling 11/4/13	Credit Suisse First Boston	9,472,962	9,313,966	(158,996)
19,946,476 Brazilian Real settling 11/4/13	Credit Suisse First Boston	8,629,230	8,903,882	274,652
40,069,551 Brazilian Real settling 12/3/13	Credit Suisse First Boston	18,344,764	17,761,667	(583,097)
84,796,436 Brazilian Real settling 11/4/13	HSBC Bank	38,259,452	37,852,172	(407,280)
1,632,652 Brazilian Real settling 11/4/13	HSBC Bank	718,313	728,798	10,485
9,341,172 Brazilian Real settling 11/4/13	Morgan Stanley	4,169,608	4,169,794	186
160,935,952 Brazilian Real settling 11/4/13	Morgan Stanley	72,374,335	71,839,993	(534,342)
8,214,368 Brazilian Real settling 1/3/14	Morgan Stanley	3,562,635	3,618,012	55,377
16,461,000 British Pound settling 11/4/13	Deutsche Bank	26,600,976	26,393,554	(207,422)
805,000 Euro settling 11/4/13	Bank of America	1,094,420	1,092,988	(1,432)
14,886,000 Euro settling 11/4/13	Goldman Sachs	20,542,680	20,211,456	(331,224)
3,322,000 Euro settling 11/4/13	HSBC Bank	4,495,340	4,510,443	15,103
15,352,000 Euro settling 11/4/13	JPMorgan Chase	20,798,751	20,844,167	45,416
Sold:
66,789,275 Brazilian Real settling 11/4/13	Barclays Bank	28,467,000	29,813,979	(1,346,979)
40,811,622 Brazilian Real settling 11/4/13	Credit Suisse First Boston	18,804,230	18,217,847	586,383
22,714,169 Brazilian Real settling 1/3/14	Deutsche Bank	10,032,317	10,004,439	27,878
84,453,472 Brazilian Real settling 11/4/13	HSBC Bank	35,996,212	37,699,077	(1,702,865)
1,975,615 Brazilian Real settling 11/4/13	HSBC Bank	905,000	881,892	23,108
48,796,351 Brazilian Real settling 11/4/13	Morgan Stanley	20,952,767	21,782,140	(829,373)
121,480,773 Brazilian Real settling 11/4/13	Morgan Stanley	55,153,352	54,227,646	925,706
26,987,373 Brazilian Real settling 1/3/14	Morgan Stanley	11,941,315	11,886,568	54,747
16,461,000 British Pound settling 11/4/13	Barclays Bank	26,416,662	26,393,554	23,108
16,461,000 British Pound settling 12/3/13	Deutsche Bank	26,594,968	26,387,826	207,142
2,080,000 British Pound settling 12/12/13	Royal Bank of Scotland	3,248,856	3,334,120	(85,264)
34,075,000 Euro settling 11/4/13	Goldman Sachs	46,114,345	46,265,307	(150,962)
14,886,000 Euro settling 12/3/13	Goldman Sachs	20,544,020	20,212,751	331,269
100,000 Euro settling 11/4/13	HSBC Bank	137,684	135,775	1,909
190,000 Euro settling 11/4/13	UBS	260,139	257,972	2,167
914,355 Mexican Peso settling 12/17/13	Credit Suisse First Boston	69,258	69,844	(586)
				$(4,264,132)

(o)

At October 31, 2013, the Fund held $6,065,000 in cash as collateral and U.S. Treasury Obligations valued at $3,926,998 and pledged cash collateral of $4,544,000 for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

(p)

The weighted average daily balance of reverse repurchase agreements during the three months ended October 31, 2013 was $13,330,250, at a weighted average interest rate of 0.40%. There were no open reverse repurchase agreements at October 31, 2013.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Over-the-counter interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/13
Investments in Securities - Assets
Mortgage-Backed Securities	$—	$217,297,410	$487,159	$217,784,569
Corporate Bonds & Notes:
Airlines	—	6,709,487	10,994,230	17,703,717
Diversified Financial Services	—	87,917,188	5,103,819	93,021,007
Electric Utilities	—	2,492,558	57,171	2,549,729
All Other	—	93,252,396	—	93,252,396
Municipal Bonds	—	104,266,541	—	104,266,541
U.S. Government Agency Securities	—	43,460,441	—	43,460,441
Preferred Stock:
Banking	6,269,440	—	—	6,269,440
Diversified Financial Services	7,150,000	30,634,599	—	37,784,599
Asset-Backed Securities	—	19,359,966	—	19,359,966
Sovereign Debt Obligations	—	3,126,690	—	3,126,690
Short-Term Investments	—	123,229,326	—	123,229,326
	13,419,440	731,746,602	16,642,379	761,808,421
Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	2,584,636	—	2,584,636
Interest Rate Contracts	—	16,260,911	—	16,260,911
	—	18,845,547	—	18,845,547
Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	(6,848,768)	—	(6,848,768)
Interest Rate Contracts	—	(574,801)	—	(574,801)
	—	(7,423,569)	—	(7,423,569)
Totals	$13,419,440	$743,168,580	$16,642,379	$773,230,399

At October 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2013, was as follows:

	Beginning Balance 7/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 10/31/13
Investments in Securities - Assets
Mortgage-Backed Securities	$16,310,862	$8,866,077	$(533,664)	$6,293	$(70,813	)†	$64,843	$—	$(24,156,439)	$487,159
Corporate Bonds & Notes:
Airlines	20,947,526	—	—	(14,728)	—		(3,229,081)	—	(6,709,487)	10,994,230
Diversified Financial Services	—	5,087,521	(6,923)	219	82		22,920	—	—	5,103,819
Electric Utilities	57,254	—	—	—	—		(83)	—	—	57,171
U.S. Government Agency Securities	7,599,192	63,334	(7,845,175)	—	117,738		64,911	—	—	—
Totals	$44,914,834	$14,016,932	$(8,385,762)	$(8,216)	$47,007		$(3,076,490)	$—	$(30,865,926)	$16,642,379

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2013:

	Ending Balance at 10/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Mortgage-Backed Securities	$487,159	Third-Party Pricing Vendor	Single Broker Quote	$15.39-$24.00
Corporate Bonds & Notes	$16,098,049	Third-Party Pricing Vendor	Single Broker Quote	$99.26-$113.00
	57,171	Benchmark Pricing	Security Price Reset	$2.49

† Relates to paydown shortfall.

* Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

** Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2013 was $(2,216,976).

Glossary:

£ - British Pound

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

€ - Euro

FRN - Floating Rate Note

IO - Interest Only

LIBOR - London Inter-Bank Offered Rate

OTC - Over-the-Counter

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

Date: December 23, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

Date: December 23, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 23, 2013

Exhibit 99.302CERT

CERTIFICATIONS

I, Brian S. Shlissel, certify that:

1.     I have reviewed this report on Form N-Q of PIMCO Income Strategy Fund II;

2.              Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.              Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.              The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)        Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)        Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)        Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.              The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)        All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)        Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 23, 2013
Signature & Title:	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

I, Lawrence G. Altadonna, certify that:

1.     I have reviewed this report on Form N-Q of PIMCO Income Strategy Fund II;

2.              Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.              Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.              The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)        Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)        Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)        Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.              The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)        All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)        Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: December 23, 2013
Signature & Title:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer